Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 40	$ 137
Cost of revenues	338	403
Gross loss	(298)	(266)
Operating Expenses:
Research and development, net	9,693	9,397
Sales and marketing	1,381	1,453
General and administrative	1,989	1,644
Total operating expenses	13,063	12,494
Operating loss	(13,361)	(12,760)
Financing Income / (expenses) net	(457)	(45)
Net loss	$ (13,818)	$ (12,805)
Basic net loss per ordinary share (in Dollars per share)	$ (0.13)	$ (0.16)
Weighted-average number of ordinary shares used in computing basic net loss per ordinary share (in Shares)	107,617,231	78,176,210
Diluted net loss per ordinary share (in Dollars per share)	$ (0.13)	$ (0.21)
Weighted-average number of ordinary shares used in computing diluted net loss per ordinary share (in Shares)	107,617,231	62,573,715